AUDITORS' REMUNERATION	12 Months Ended
Dec. 31, 2017
AUDITORS' REMUNERATION [abstract]
Disclosure of auditors' remuneration

17              27 AUDITORS’ REMUNERATION

Auditors’ remuneration in respect of audit and non-audit services provided by the auditors for the year ended 31 December 2017 were RMB8,400,000 and RMB950,000 respectively (2016: RMB8,080,000 and RMB190,000 respectively and 2015: RMB8,080,000 and RMB250,000, respectively).